Operations and Reorganization - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses			¥ 18,400
Net loss				$ (86,393)	¥ (601,455)	¥ (209,295)	¥ (163,932)
Net cash used in operating activities				(53,474)	(372,270)	(100,330)	(87,138)
Accumulated deficit				(275,802)		(1,281,191)		¥ (1,920,081)
Net current asset					271,200
Proceeds received from ordinary shareholders						41
Proceeds from concurrent private placement				$ 126,643	881,662
IPO [Member]
Operations and Organization [Line Items]
Proceeds received from ordinary shareholders	$ 88,200	¥ 621,900
Private placement [Member]
Operations and Organization [Line Items]
Proceeds from concurrent private placement	$ 125,000	¥ 881,700
VIE [Member]
Operations and Organization [Line Items]
Registered capital						5,000		15,000
Non-distributable statutory reserves						292		1,786
Net cash used in operating activities					50,978	48,263	8,747
VIE [Member] | Cooperation Agreement [Member]
Operations and Organization [Line Items]
Service fee					550,700	395,200	233,700
NetEase Group [Member]
Operations and Organization [Line Items]
The allocation related to share-based compensation expenses					¥ 4,356	¥ 6,176	¥ 5,290
William Lei Ding [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount								3,600
William Lei Ding [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				10 years	10 years
Variable interest entity principal agreement term extend period				10 years	10 years
William Lei Ding [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				20 years	20 years
Feng Zhou [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Interest-free loan in the principal amount								¥ 1,400
Feng Zhou [Member] | Youdao Information [Member] | Loan Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				10 years	10 years
Variable interest entity principal agreement term extend period				10 years	10 years
Feng Zhou [Member] | Youdao Information [Member] | Operating Agreements [Member]
Operations and Organization [Line Items]
Variable interest entity principal agreement term period				20 years	20 years